Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

CORE LABORATORIES

PROFIT SHARING AND RETIREMENT PLAN

SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected
Participant Contributions Transferred Late to the Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Corrected thru VFCP	Under VFCP and PTE 2002-51
Check here if late participant loan contributions are included.

Certain participant contributions for employees were not timely funded as prescribed by DOL Regulation 2510.3-102. The 2024 participant contributions were deposited in 2025.	$—	$1,731	$—	$—